Long-term Debt:	6 Months Ended
Jun. 30, 2020
Debt Disclosure [Abstract]
Long-term Debt:

8.       Long-term Debt:

Details of the Company’s credit facilities and debt securities are discussed in Note 9 of the Company’s consolidated financial statements for the year ended December 31, 2019, included in the 2019 Annual Report and are supplemented by the below new activities.

New Financing Activities

(i) DSF $55,000 Facility:

On March 26, 2020, the Company entered into a loan agreement with Danish Ship Finance A/S (the “DSF $55,000 Facility”) for the financing of an amount of up to $55,000. The facility is available in two tranches of $27,500 each, which were drawn on March 30, 2020 and used to refinance the outstanding amounts under the lease agreements of Star Eleni and Star Leo (Note 6). Each tranche is repayable in 10 equal consecutive, semi-annual principal payments of $1,058 and a balloon payment of $16,923 payable simultaneously with the last installment, which is due in April 2025. The DSF $55,000 Facility is secured by a first priority mortgage on the two vessels. In addition, in April 2020, the Company elected to exercise its option under the DSF $55,000 Facility to convert the floating part of the interest rate linked to US LIBOR, to a fixed rate of 0.581% per annum for a period of three years starting from July 1, 2020.

(ii) HSBC Working Capital Facility:

During the six months ended June 30, 2020, the Company drew down an aggregate amount of $53,762 under the HSBC Working Capital facility and repaid an aggregate amount of $24,182.

Scrubber Financing:

During the six months ended June 30, 2020, the Company drew down an amount of (i) $3,331 under the Atradius Facility, (ii) $18,798 under the DNB $310,000 Facility and (iii) $1,260 under the SEB Facility to finance the acquisition and installation of scrubber equipment for several of its vessels. As of June 30, 2020 no additional scrubber related bank debt is available to the Company.

The Company’s credit facilities contain financial covenants and undertaking, a summary of these terms included in Note 9 of the Company’s consolidated financial statements for the year ended December 31, 2019, included in the 2019 Annual Report.

As of December 31, 2019 and June 30, 2020, the Company was required to maintain minimum liquidity, not legally restricted, of $58,000, which is included within “Cash and cash equivalents” in the consolidated balance sheets. In addition, as of December 31, 2019 and June 30, 2020, the Company was required to maintain a minimum liquidity, legally restricted, of $8,443 and $30,114, which is included within “Restricted cash, current and non-current” in the consolidated balance sheets. The increase in restricted cash is attributable to the increase in collateral required under certain of the Company’s financial instruments as described in Note 13.

As of June 30, 2020, the Company was in compliance with the applicable financial and other covenants contained in its debt agreements, including the 2022 Notes.

The principal payments required to be made after June 30, 2020 for all of the then-outstanding bank debt, are as follows:

Twelve month periods ending	Amount
June 30, 2021	$171,876
June 30, 2022	153,199
June 30, 2023	161,273
June 30, 2024	377,792
June 30, 2025	115,139
June 30, 2026 and thereafter	186,944
Total Long term debt	$1,166,223
Unamortized debt issuance costs	(16,500)
Total Long term debt, net	$1,149,723
Current portion of long term debt	171,876
Long term debt, net	977,847

The current portion of long term debt as of June 30, 2020, includes the scheduled loan repayments for the twelve month period ended June 30, 2021 according to the outstanding loan agreements adjusted also in connection with the new refinancing agreements as described in Note 15.

The 2022 Notes mature in November 2022 and are presented in the consolidated balance sheets as of June 30, 2020 net of unamortized debt issuance costs of $975.

For the six-month periods ended June 30, 2019 and 2020, the Company’s existing financing agreements (including finance lease agreements) bore interest at a weighted-average rate of approximately 5.65% and 4.13%, respectively.

All of the Company’s financing agreements (including finance lease agreements) bear interest at LIBOR plus a margin, except for the DSF $55,000 Facility as noted above. The amounts of “Interest and finance costs” included in the unaudited interim condensed consolidated statements of operations are analyzed as follows:

	Six months ended June 30,
	2019	2020
Interest on financing agreements	$41,034	$33,818
Less: Interest capitalized	(629)	—
Reclassification adjustments of interest rate swap loss/(gain) transferred to Interest and finance costs from Other Comprehensive Income (Note 13)	—	(492)
Amortization of debt issuance costs	2,575	3,663
Other bank and finance charges	846	1,392
Interest and finance costs	$43,826	$38,381

During the six-month period ended June 30, 2019, the Company incurred expenses of $115 and wrote-off an amount of $80 of unamortized debt issuance costs in connection with the refinancing of certain credit facilities. During the six months ended June 30, 2020, the Company incurred expenses of $24 in connection with certain previous refinancings. All amounts are included under “Loss on debt extinguishment” in the unaudited interim condensed consolidated statements of operations.